1
Gabelli Financial Services Opportunities ETF
Schedule of Investments — September 30, 2023 (Unaudited)
Shares Market Value
COMMON STOCKS – 100 .0%
Banking – 10 .5%
10,000
Bank of America Corp. ............................
$ 273,800
300
Capital One Financial Corp. ....................
29,115
240
First Citizens BancShares Inc., Cl. A ......
331,224
1,000
State Street Corp. ...................................
66,960
2,000
The Bank of New York Mellon Corp. .......
85,300
786,399
Computer Software and Services – 5 .9%
600
FactSet Research Systems Inc. ..............
262,356
1,600
Fiserv Inc.† .............................................
180,736
443,092
Financial Services – 76 .2%
2,300
American Express Co. ............................
343,137
3,900
Apollo Global Management Inc. ..............
350,064
1,600
Berkshire Hathaway Inc., Cl. B† .............
560,480
3,300
Blackstone Inc. .......................................
353,562
30,000
Blue Owl Capital Inc. ..............................
388,800
1,000
Cohen & Steers Inc. ................................
62,690
5,000
Compass Diversified Holdings ................
93,850
2,000
Federated Hermes Inc. ...........................
67,740
3,700
Interactive Brokers Group Inc., Cl. A ......
320,272
1,700
JPMorgan Chase & Co. ..........................
246,534
4,000
KKR & Co. Inc. ........................................
246,400
100
Markel Group Inc.† .................................
147,249
600
Moody's Corp. .........................................
189,702
3,000
Morgan Stanley ......................................
245,010
3,200
Nasdaq Inc. .............................................
155,488
3,700
Owl Rock Capital Corp. ..........................
51,245
250
PayPal Holdings Inc.† .............................
14,615
10,000
Paysafe Ltd.† ..........................................
119,900
600
S&P Global Inc. ......................................
219,246
22,250
Sculptor Capital Management Inc. ..........
258,100
9,400
Silvercrest Asset Management Group
Inc., Cl. A ............................................
149,178
400
Stifel Financial Corp. ...............................
24,576
17,000
StoneCo Ltd., Cl. A† ...............................
181,390
5,000
The Charles Schwab Corp. .....................
274,500
50
Visa Inc., Cl. A ........................................
11,501
5,000
W R Berkley Corp. ..................................
317,450
7,400
Wells Fargo & Co. ...................................
302,364
5,695,043
Leasing – 7 .4%
15,500
FTAI Aviation Ltd. ....................................
551,025
TOTAL INVESTMENTS — 100.0%
(cost $6,624,532) ....................................
$ 7,475,559
† Non-income producing security.